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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                   REGISTRATION STATEMENT (NO. 2-88116) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 41

                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 43

                           VANGUARD SPECIALIZED FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


              IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE
            ON MAY 27, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.






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                                  VANGUARD(R) DIVIDEND GROWTH FUND

                        Investor Shares . May 27, 2003
                                          Revised August 15, 2003

This prospectus
contains financial data
for the Fund through
the fiscal year ended
January 31, 2003.

STOCK

PROSPECTUS


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD DIVIDEND GROWTH FUND
Prospectus
May 27, 2003
Revised August 15, 2003

A Growth and Income Mutual Fund

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 CONTENTS
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  1 FUND PROFILE
  4 MORE ON THE FUND
  7 THE FUND AND VANGUARD
  7 INVESTMENT ADVISER
  8 TAXES
  8 SHARE PRICE
  9 FINANCIAL HIGHLIGHTS
 11 GENERAL INFORMATION
 GLOSSARY (inside back cover)
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus is intended for investors who would like to open an income annuity (also referred to as an immediate annuity) account through a contract offered by an insurance company. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
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A NOTE ABOUT INVESTING IN THE FUND

The Fund is a mutual fund used as an investment option for income annuity programs offered by insurance companies and for personal investment accounts. When investing through an insurance company, you cannot purchase shares of the Fund directly, but only through a contract offered by the insurance company.

The Fund's income annuity accounts' performance will differ from the performance of personal investment accounts because of administrative and insurance costs associated with the income annuity programs.
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FUND PROFILE

The following profile summarizes key features of Vanguard Dividend Growth Fund. (Prior to December 6, 2002, this Fund was known as Vanguard(R) Utilities Income Fund.)

INVESTMENT OBJECTIVE
The Fund seeks to provide, primarily, an above-average level of current income and, secondarily, long-term growth of capital and income.

PRIMARY INVESTMENT STRATEGIES
The Fund invests primarily in stocks that tend to offer current dividends. It focuses on high-quality companies that have prospects for long-term total returns as a result of their ability to grow earnings and their willingness to increase dividends over time. These stocks typically--but not always--will be trading at a discount to the market at the time of purchase. The Fund will be diversified across industry sectors.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Investment style risk, which is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
Prior to December 6, 2002, the Fund was known as Vanguard Utilities Income Fund, and it had an investment objective and strategies that differed from those of Vanguard Dividend Growth Fund.
     The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and a spliced index. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

      ----------------------------------------------------
                       ANNUAL TOTAL RETURNS
      ----------------------------------------------------
              [BAR CHART - SCALE RANGE  -40% to 60%]

                          1993   15.06
                          1994   -8.55
                          1995   34.03
                          1996    5.28
                          1997   25.09
                          1998   21.83
                          1999   -2.96
                          2000   18.77
                          2001  -19.45
                          2002  -23.16
      ----------------------------------------------------
      The Fund's year-to-date return as of the most recent
      calendar quarter, which ended March 31, 2003, was
      -5.46%.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 13.62% (quarter ended September 30, 2000), and the lowest return for a quarter was -18.74% (quarter ended September 30, 2002).

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         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
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                                          1 YEAR        5 YEARS         10 YEARS
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Vanguard Dividend Growth Fund            -23.16%         -2.77%            4.90%
Russell 1000 Index                       -21.65          -0.58             9.18
Dividend Growth Spliced Index*           -34.35          -3.90             4.64
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*The Dividend Growth Spliced Index is based on the Fund's current and former benchmark indexes. Effective December 6, 2002, Vanguard Utilities Income Fund changed its investment objective and its name to Vanguard Dividend Growth Fund. The Dividend Growth Spliced Index consists of the former benchmark, a composite of utilities indexes (from the Fund's inception through December 5, 2002), and the Russell 1000 Index (beginning December 6, 2002).
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A NOTE ON FEES
As an investor in the Fund, you would incur various operating costs, including management, advisory, and distribution expenses. Detailed information about the costs of operating the Fund appears in the following table. You also would incur fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the "Fee Table" section of the accompanying prospectus for the annuity program through which Fund shares are offered.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                            None
      Purchase Fee:                                                        None
      Sales Charge (Load) Imposed on Reinvested Dividends:                 None
      Redemption Fee:                                                      None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                                0.31%
      12b-1 Distribution Fee:                                              None
      Other Expenses:                                                     0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                              0.34%

     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $35         $109       $191         $431
--------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

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                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a contract owner, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================

4

MORE ON THE FUND

This prospectus describes the primary risks you would face as an investor in this Fund. It is important to keep in mind one of the main axioms of investing:
The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund investor.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Note that the Fund's investment objective is not fundamental and may be changed without a shareholder vote.

MARKET EXPOSURE
The Fund is diversified by market cap and industry sector. In addition, the Fund will invest in stocks that typically offer reasonable dividend income and prospects for attractive earnings and dividend growth.
     Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of the Fund as of January 31, 2003, was $19.8 billion.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.

[FLAG] THE FUND IS SUBJECT TO  INVESTMENT  STYLE RISK,  WHICH IS THE CHANCE THAT
     RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

SECURITY SELECTION
Wellington Management Company, LLP (Wellington Management), adviser to the Fund, selects securities from a diverse group of industries, focusing on companies that have a history of paying a stable or increasing dividend. Stocks of companies that have reduced dividends in the past or are not currently paying dividends may be considered for inclusion in the Fund if the adviser believes that dividend growth is likely to be restored. Securities are selected based on a variety of factors, such as a company's consistent effort to increase dividends over time while maintaining a target of profitability.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

     Not more than 25% of the Fund's assets will be invested in any one industry.
     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS
Besides investing in mid- and large-capitalization stocks, the Fund may make certain other kinds of investments to achieve its objective.
     The Fund may invest up to 20% of its equity assets in foreign securities. To the extent that it owns foreign securities, the Fund is subject to (1) country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets; and (2) currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

6

     The Fund may also invest in futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund may invest in futures include:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Fund may enter into forward foreign currency exchange contracts, which are types of futures contracts, to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in the U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings.

================================================================================
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
================================================================================

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Note that the change in the Fund's investment objective necessitated a transition in the Fund's holdings. In moving from utility stocks to a focus on dividend-paying stocks across a range of industries, the Fund experienced a 104% turnover of its portfolio for the fiscal year ended January 31, 2003. This transition did not result in any realized capital gains for Fund shareholders, because existing tax losses from prior years were more than sufficient to offset any capital gains realized in the transition of the portfolio.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, adviser to the Fund, is an investment advisory firm founded in 1928. As of January 31, 2003, Wellington Management managed about $303 billion in assets, including all or part of 15 Vanguard funds.
     Wellington Management's advisory fee is paid quarterly and is calculated by applying certain annual percentage rates to the average month-end net assets of the Fund for each quarter. In addition, the firm's advisory fee may be increased or decreased, based on the cumulative total return of the Fund over a trailing 36-month period as compared with that of the Russell 1000 Index over the same period, subject to certain transition rules. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.
     For the fiscal year ended January 31, 2003, the advisory fee represented an effective annual rate of 0.06% of the Fund's average net assets.

8

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as for brokerage or research services provided to the adviser.
     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

================================================================================
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The manager primarily responsible for overseeing the Fund's investments is:

MINERVA BUTLER, CFA, Vice President of Wellington Management. She has worked as a member of a portfolio management team since 1995; has been with Wellington Management since 1997; and has advised the Fund since December 2002. Education:
B.S., Northern Arizona University; M.B.A., Stanford University.
================================================================================

TAXES

The tax consequences of your investment in the Fund depend on the provisions of the income annuity program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets of the Fund by the number of Fund shares outstanding. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     The Fund's NAV is used to determine the annuity's unit value for the income annuity program through which you invest. For more information on unit values, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
     Yields and total returns presented for the Fund are net of the Fund's operating expenses, but do not take into account charges and expenses attributable to the income annuity program through which you invest. The expenses of the annuity program reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

10

================================================================================
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Fund began fiscal year 2003 with a net asset value (price) of $11.47 per share. During the year, the Fund earned $0.37 per share from investment income (interest and dividends). There was a decline of $2.98 per share in the value of investments held or sold by the Fund, resulting in a net decline of $2.61 per share from investment operations.

Shareholders received $0.38 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's dividends or capital gains.

The share price at the end of the year was $8.48, reflecting losses of $2.61 per share and distributions of $0.38 per share. This was a decrease of $2.99 per share (from $11.47 at the beginning of the year to $8.48 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -23.22% for the year.

As of January 31, 2003, the Fund had $550 million in net assets. For the year, its expense ratio was 0.34% ($3.40 per $1,000 of net assets), and its net investment income amounted to 3.57% of its average net assets. The Fund sold and replaced securities valued at 104% of its net assets.
================================================================================

--------------------------------------------------------------------------------------------------------------------
                                                                                 Year Ended January 31,
                                                                      ----------------------------------------------
                                                                          2003     2002     2001     2000      1999
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $11.47   $14.71   $14.93   $16.27    $14.97
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .37      .37      .42      .49       .55
 Net Realized and Unrealized Gain (Loss) on Investments                  (2.98)   (2.83)     .62     (.12)     2.35
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                       (2.61)   (2.46)    1.04      .37      2.90
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                     (.38)    (.37)    (.53)    (.51)     (.59)
 Distributions from Realized Capital Gains                                  --     (.41)    (.73)   (1.20)    (1.01)
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                     (.38)    (.78)   (1.26)   (1.71)    (1.60)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                          $ 8.48   $11.47   $14.71   $14.93    $16.27
====================================================================================================================

TOTAL RETURN                                                            -23.22%  -17.21%    7.08%    2.79%    19.92%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                     $550     $681     $888     $854      $952
 Ratio of Total Expenses to Average Net Assets                           0.34%    0.37%    0.37%    0.40%     0.38%
 Ratio of Net Investment Income to Average Net Assets                    3.57%    2.85%    2.76%    3.13%     3.51%
 Portfolio Turnover Rate                                                 104%*      27%      48%      47%       55%
====================================================================================================================
*Includes activity related to a change in the fund's investment objective.

GENERAL INFORMATION

The Fund offers its shares to insurance companies that offer income annuity programs. Because of differences in tax treatment or other considerations, the interest of various contract owners participating in the Fund might at some time be in conflict. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, should be taken.
     If the board of trustees determines that continued offering of shares would be detrimental to the best interests of the Fund's shareholders, the Fund may suspend the offering of shares for a period of time. If the board of trustees determines that a specific purchase acceptance would be detrimental to the best interests of the Fund's shareholders, the Fund may reject such a purchase request.
     If you wish to redeem money from the Fund, please refer to the instructions provided in the accompanying prospectus of the insurance company that offers your annuity program. Shares of the Fund may be redeemed on any business day. The redemption price of shares will be at the next-determined net asset value per share. Redemption proceeds will be wired to the administrator for distribution to the contract owner generally on the day following receipt of the redemption request, but no later than seven business days. Contract owners will receive a check from the administrator for the redemption amount.
     The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.
     The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your program. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice.
     If the board of trustees determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.
     For certain categories of investors, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. The brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or a broker's authorized designee, accepts the order. For these categories of investors, a contract owner's order will be priced at the Fund's NAV next computed after the order is accepted by an authorized broker or the broker's designee.


The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

MUTUAL FUND
An investment company that pools the money of many people and invests it in a variety of securities in an effort to achieve a specific objective over time.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                   [SHIP]
                                                   [THE VANGUARD GROUP (R) LOGO]
                                                   Post Office Box 2600
                                                   Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Dividend Growth Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

VANGUARD ANNUITY AND INSURANCE SERVICES
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-522-5555

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-3916


(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P057A 082003

                                    VANGUARD(R) HEALTH CARE FUND

                       Investor Shares . May 27, 2003
                                         Revised August 15, 2003

This prospectus
contains financial data
for the Fund through
the fiscal year ended
January 31, 2003.

STOCK

PROSPECTUS


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD HEALTH CARE FUND
Investor Shares
Prospectus
May 27, 2003
Revised August 15, 2003

An Aggressive Stock Mutual Fund

--------------------------------------------------------------------------------
 CONTENTS
--------------------------------------------------------------------------------
  1 FUND PROFILE
  4 MORE ON THE FUND
  9 THE FUND AND VANGUARD
 10 INVESTMENT ADVISER
 11 TAXES
 11 SHARE PRICE
 12 FINANCIAL HIGHLIGHTS
 14 GENERAL INFORMATION
 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Fund's Investor Shares and is intended for investors who would like to opan an income annuity (also referred to as an immediate annuity) account through a contract offered by an insurance company. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
A NOTE ABOUT INVESTING IN THE FUND

The Fund is a mutual fund used as an investment option for income annuity programs offered by insurance companies and for personal investment accounts. When investing through an insurance company, you cannot purchase shares of the Fund directly, but only through a contract offered by the insurance company.

The Fund's income annuity accounts' performance will differ from the performance of personal investment accounts because of administrative and insurance costs associated with the income annuity programs.
--------------------------------------------------------------------------------

FUND PROFILE

INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES
The Fund invests at least 80% of its assets in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and businesses that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund's adviser strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. The Fund may invest up to 50% of its assets in foreign stocks. For more information, see "Security Selection" under MORE ON THE FUND.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
- Industry concentration risk, which is the chance that there will be overall problems affecting a particular industry. Because the Fund normally invests at least 80% of its assets in the health care industry, the Fund's performance largely depends--for better or for worse--on the overall condition of this industry.
- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- Manager risk, which is the chance that poor security selection will cause the Fund to underperform other funds with a similar investment objective.
- Country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.
- Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares (including operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns (including operating expenses and any applicable shareholder fees) compare with those of relevant market indexes and an average health/biotechnology fund. The bar chart and table do not reflect additional fees and expenses that are deducted by the income annuity program through which you invest. If such fees and expenses were included in the calculation of the Fund's returns, the returns would be lower. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

2

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
      ----------------------------------------------------
             [BAR CHART - SCALE RANGE -40% TO 80%]

                         1993   11.81%
                         1994    9.54
                         1995   45.17
                         1996   21.36
                         1997   28.57
                         1998   40.80
                         1999    7.05
                         2000   60.53
                         2001   -6.87
                         2002  -11.36
      ----------------------------------------------------
      The year-to-date return as of the most recent
      calendar quarter, which ended March 31, 2003, was
      -2.62%. If applicable shareholder fees were
      reflected, returns would be less than those shown.
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 19.14% (quarter ended June 30, 1997), and the lowest return for a quarter was -12.60% (quarter ended March 31, 2001).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                               1 YEAR       5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Vanguard Health Care Fund Investor Shares     -12.19%        14.84%       18.67%
Standard & Poor's 500 Index*                  -22.10         -0.59         9.34
Standard & Poor's Health Sector Index*        -18.83          5.09        13.85
Average Health/Biotechnology Fund**           -29.70          5.81        11.26
--------------------------------------------------------------------------------
 *The Standard & Poor's 500 Index was formerly the primary broad-based comparative index for the Fund.
  The Standard & Poor's Health Sector Index is currently a more appropriate benchmark for the Fund.
**Derived from data provided by Lipper Inc.
--------------------------------------------------------------------------------

A NOTE ON FEES
As an investor in the Fund, you would incur various operating costs, including management, advisory, and distribution expenses. Detailed information about the costs of operating the Fund appears in the following table. You also would incur fees associated with the income annuity program through which you invest. Detailed information about the annuity program fees is presented in the "Fee Table" section of the accompanying prospectus for the annuity program through which Fund shares are offered.

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended January 31, 2003.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                       1%*

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.27%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.29%

     *The 1% fee applies to shares redeemed within five years of purchase by selling or by exchanging to another fund. The fee is withheld from redemption proceeds and retained by the Fund. Shares held for five years or more are not subject to the 1% fee.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. The first example assumes that the Fund provides a return of 5% a year, that operating expenses remain the same, and that you redeem your shares at the end of the given period.

----------------------------------------------------
  1 YEAR       3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------
   $134         $208         $163         $368
----------------------------------------------------

     The one- and three-year figures above include the Fund's 1% redemption fee. The five- and ten-year figures do not include the fee, because it applies only to shares held for less than five years. The next example assumes that you did not redeem your shares at the end of the given period. Expenses for the one- and three-year periods are lower than in the first example, because the Fund's 1% redemption fee does not apply.

----------------------------------------------------
  1 YEAR       3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------
    $30          $93         $163         $368
----------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

================================================================================
                               PLAIN TALK ABOUT
                              COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a contract owner, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================

MORE ON THE FUND

This prospectus describes the primary risks you would face as an investor in this Fund. It is important to keep in mind one of the main axioms of investing:
The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund investor.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.

MARKET EXPOSURE
The Fund invests at least 80% of its assets in the stocks of companies principally engaged in the development, production, or distribution of products and services related to the health care industry. These companies include, among others, pharmaceutical firms, medical supply companies, and companies that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and other research and development activities. The Fund's policy of investing at least 80% of its assets in the health care industry may only be changed upon 60 days' notice to shareholders.

[FLAG] THE FUND IS SUBJECT TO INDUSTRY  CONCENTRATION  RISK, WHICH IS THE CHANCE
     THAT THE FUND'S PERFORMANCE CAN BE SIGNIFICANTLY AFFECTED, FOR BETTER OR WORSE, BY DEVELOPMENTS IN THE HEALTH CARE INDUSTRY.

     The Fund faces the risk that economic prospects of health care companies may fluctuate dramatically because of changes in the regulatory and competitive environment. A significant portion of health care services are funded or subsidized by the government, which means that changes in government policies--at the state or federal level--may affect the demand for health care products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products, the chance of lawsuits against health care companies related to product liability issues, and the rapid speed at which many health care products and services become obsolete.

[FLAG] THE FUND IS SUBJECT TO STOCK MARKET RISK,  WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     Most of the stocks held by the Fund are mid- and large-capitalization stocks because such stocks tend to be dominant in the health care industry. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there are no "official" definitions of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of the Fund as of January 31, 2003, was $19.3 billion.
     There is the chance that returns from the types of stocks in which the Fund invests will trail returns from the overall stock market. As a group, mid- and large-cap stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%       17.8%
Worst                -43.1    -12.4      -0.8         3.1
Average               12.2     10.9      11.2        11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or this Fund in particular.
     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, industry-specific mid- and large-cap stocks, such as those held by the Fund, have been more volatile than--and at times have performed quite differently from--the large-cap stocks found in the S&P 500 Index. This volatility is due to several factors, including special industry risks and less-certain growth and dividend prospects for smaller companies.
     The Fund may invest up to 50% of its assets in foreign stocks. The ability to invest internationally expands the investment opportunities available to the Fund, and may result in improved diversification and performance.

6

================================================================================
                               PLAIN TALK ABOUT
                            INTERNATIONAL INVESTING

Because foreign stock and bond markets operate differently from the U.S. market, Americans investing abroad will encounter risks not typically associated with U.S. companies. For instance, foreign companies are not subject to the same accounting, auditing, and financial reporting standards and practices as U.S. companies, and their stocks may not be as liquid as those of similar U.S. firms. In addition, foreign stock exchanges, brokers, and companies generally have less government supervision and regulation than their counterparts in the United States. These factors, among others, could negatively affect the returns U.S. investors receive from foreign investments.
================================================================================

     To illustrate the volatility of international stock prices, the following table shows the best, worst, and average total returns for foreign stock markets over various periods as measured by the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, a widely used barometer of international market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
     INTERNATIONAL STOCK MARKET RETURNS (1969-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  69.4%    36.1%     22.0%       15.5%
Worst                -23.4     -2.9       4.0        11.0
Average               11.5     11.7      12.7        13.5
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1969 through 2002. These average returns reflect past performance on international stocks; you should not regard them as an indication of future returns from either foreign markets as a whole or this Fund in particular.
     Note that the MSCI EAFE Index does not take into account returns for emerging markets, which can be substantially more volatile, and substantially less liquid, than the more developed markets included in the Index. In addition, because the MSCI EAFE Index tracks the European and Pacific markets collectively, the above returns do not reflect the variability of returns for these markets individually. To illustrate this variability, the following table shows returns for different international markets--as well as the U.S. market for comparison--from 1993 through 2002, as measured by their respective indexes.

--------------------------------------------------------------------------------
                       STOCK MARKET RETURNS FOR DIFFERENT MARKETS*
--------------------------------------------------------------------------------
               EUROPEAN           PACIFIC           EMERGING                U.S.
                 MARKET            MARKET          MARKETS**              MARKET
--------------------------------------------------------------------------------
1993             29.88%            36.21%             74.84%              10.08%
1994              2.72             12.76              -7.32                1.32
1995             21.95              2.95              -0.01               37.58
1996             21.09             -8.30              15.22               22.96
1997             23.80            -25.87             -16.36               33.36
1998             28.53              2.72             -18.39               28.58
1999             15.89             56.65              60.88               21.04
2000             -8.39            -25.78             -27.94               -9.10
2001            -19.90            -25.40              -2.80              -11.89
2002            -18.38             -9.29              -7.04              -22.10
--------------------------------------------------------------------------------
 *European market returns are measured by the MSCI Europe Index; Pacific market returns are measured by the MSCI Pacific Index; emerging markets returns are measured by the Select Emerging Markets Free Index; and U.S. market returns are measured by the Standard & Poor's 500 Index.
**The inception date of the Select Emerging Markets Free Index was May 4, 1994;
  returns shown for 1993 and 1994 are measured by the MSCI Emerging Markets
  Free Index.
--------------------------------------------------------------------------------

     Keep in mind that these returns reflect past performance of the various indexes; you should not consider them as an indication of future returns from the indexes, or from this Fund in particular.

[FLAG] THE FUND IS SUBJECT TO COUNTRY  RISK AND CURRENCY  RISK.  COUNTRY RISK IS
     THE CHANCE THAT DOMESTIC EVENTS--SUCH AS POLITICAL UPHEAVAL, FINANCIAL TROUBLES, OR NATURAL DISASTERS--WILL WEAKEN A COUNTRY'S SECURITIES MARKETS. CURRENCY RISK IS THE CHANCE THAT THE VALUE OF A FOREIGN INVESTMENT, MEASURED IN U.S. DOLLARS, WILL DECREASE BECAUSE OF UNFAVORABLE CHANGES IN CURRENCY EXCHANGE RATES.

SECURITY SELECTION
The investment strategy of the Fund is designed to provide returns that are broadly representative of the health care industry. The Fund's adviser strives for a balanced representation of the health care field, searching for the best values in the various subsectors of the industry. To achieve this, the Fund invests in the stocks of companies engaged in the development, production, or distribution of products and services related to the treatment or prevention of diseases and other medical infirmities. Companies in these fields include, but are not limited to: pharmaceutical firms; companies that design, manufacture, or sell medical supplies, equipment, and support services; and companies that operate hospitals and other health care facilities. The Fund also considers companies engaged in medical, diagnostic, biochemical, and biotechnological research and development activities.

8

     In selecting stocks, Wellington Management Company, LLP (Wellington Management), adviser to the Fund, uses a "bottom up" approach in which stocks are chosen based on the adviser's estimate of fundamental investment value. The adviser looks for high-quality balance sheets, able management, and new product potential that may lead to above-average growth in revenues and earnings. A security will generally be considered appropriate (as determined by the investment adviser) if at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the health care industry. Also, a security will be sold when the adviser believes that an alternative investment provides more attractive risk/return characteristics.

[FLAG] THE FUND IS SUBJECT TO MANAGER RISK, WHICH IS THE CHANCE THAT THE ADVISER
     WILL DO A POOR JOB OF SELECTING THE SECURITIES OR COUNTRIES IN WHICH THE FUND INVESTS.

     The Fund is generally managed without regard to tax ramifications.

OTHER INVESTMENT POLICIES AND RISKS

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may invest in futures and options contracts, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund.
The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund may invest in futures include:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Fund may enter into forward foreign currency exchange contracts, which are types of futures contracts, to help protect its holdings against unfavorable changes in exchange rates. A forward foreign currency exchange contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. Managers of funds that invest in foreign securities use these contracts to guard against sudden, unfavorable changes in U.S. dollar/foreign currency exchange rates. These contracts, however, will not prevent the Fund's securities from falling in value during foreign market downswings. Note that the Fund will not enter into such contracts for speculative purposes. Under normal circumstances, the Fund will not commit more than 20% of its assets to forward foreign currency exchange contracts.

================================================================================
                               PLAIN TALK ABOUT
                                  DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
================================================================================

TEMPORARY INVESTMENT MEASURES
The Fund may temporarily depart from its normal investment policies--for instance, by allocating substantial assets to cash investments--in response to extraordinary market, economic, political, or other conditions. In doing so, the Fund may succeed in avoiding losses, but may otherwise fail to achieve its investment objective.

REDEMPTION FEE
The Fund charges a fee on shares that are redeemed before they have been held for five years. This fee applies when shares are redeemed by exchange to another Vanguard fund. Unlike a sales charge or load paid to a broker or fund management company, the redemption fee is paid directly to the Fund to offset the costs of buying and selling securities. The fee ensures that short-term investors pay their share of the Fund's transaction costs and that long-term investors do not subsidize the activities of short-term traders. From time to time, the Fund may waive or modify redemption fees for certain categories of investors.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

THE FUND AND VANGUARD

The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $600 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

10

================================================================================
                               PLAIN TALK ABOUT
                     VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, adviser to the Fund, is an investment advisory firm founded in 1928. As of January 31, 2003, Wellington Management managed about $303 billion in assets, including all or part of 15 Vanguard funds.
     Wellington Management's advisory fee is paid quarterly and is based on the total assets of the Fund and one other Vanguard fund managed by Wellington Management. The two funds pay Wellington Management an aggregate fee calculated by applying certain annual percentage rates to the funds' average month-end net assets for each quarter. Please consult the funds' Statement of Additional Information for a complete explanation of how advisory fees are calculated.
     For the fiscal year ended January 31, 2003, the advisory fee represented an effective annual rate of 0.06% of the Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. In the interest of obtaining better execution of a transaction, the adviser may at times choose brokers who charge higher commissions. If more than one broker can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker who, in addition to executing the transaction, will provide brokerage or research services to the adviser. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Fund as well as for brokerage or research services provided to the adviser.
     Under the terms of an SEC exemptive order, the board of trustees may, without prior approval from shareholders, change the terms of an advisory agreement or hire a new investment adviser--either as a replacement for an existing adviser or as an additional adviser. Any significant change in the Fund's advisory arrangements will be communicated to shareholders in writing. In addition, as the Fund's sponsor and overall manager, The Vanguard Group may provide investment advisory services to the Fund, on an at-cost basis, at any time.

================================================================================
                               PLAIN TALK ABOUT
                              THE FUND'S ADVISER

The manager primarily responsible for overseeing the Fund's investments is:

EDWARD P. OWENS, CFA, Senior Vice President and Partner of Wellington Management Company, LLP. He has worked in investment management with Wellington Management since 1974 and has managed the Fund since its inception in 1984. Education:
B.S., University of Virginia; M.B.A., Harvard Business School.
================================================================================

TAXES

The tax consequences of your investment in the Fund depend on the provisions of the income annuity program through which you invest. For more information on taxes, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

SHARE PRICE

The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     The Fund's NAV is used to determine the annuity's unit value for the income annuity program through which you invest. For more information on unit values, please refer to the accompanying prospectus of the insurance company that offers your annuity program.

12

FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.
     Yields and total returns presented for the Fund are net of the Fund's operating expenses, but do not take into account charges and expenses attributable to the income annuity program through which you invest. The expenses of the annuity program reduce the returns and yields you ultimately receive, so you should bear those expenses in mind when evaluating the performance of the Fund and when comparing the yields and returns of the Fund with those of other mutual funds.

================================================================================
                               PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

The Investor Shares began fiscal year 2003 with a net asset value (price) of $115.01 per share. During the year, each Investor Share earned $0.947 from investment income (interest and dividends). There was a decline of $14.124 per share in the value of investments held or sold by the Fund, resulting in a net decline of $13.177 per share from investment operations.

Shareholders received $7.483 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $94.35, reflecting losses of $13.177 per share and distributions of $7.483 per share. This was a decrease of $20.66 per share (from $115.01 at the beginning of the year to $94.35 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -11.65% for the year.

As of January 31, 2003, the Investor Shares had $13.5 billion in net assets. For the year, the expense ratio was 0.29% ($2.90 per $1,000 of net assets), and the net investment income amounted to 0.86% of average net assets. The Fund sold and replaced securities valued at 25% of its net assets.
================================================================================

                                                                              13

HEALTH CARE FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED JANUARY 31,
                                                    -----------------------------------------------
                                                       2003      2002       2001     2000     1999
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $115.01   $123.04    $ 98.83   $97.32   $74.02
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .947      .980       1.16      .92      .86
 Net Realized and Unrealized Gain (Loss)
  on Investments*                                   (14.124)   (2.516)     40.05     8.70    26.36
---------------------------------------------------------------------------------------------------
  Total from Investment Operations                  (13.177)   (1.536)     41.21     9.62    27.22
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.955)   (1.030)     (1.07)    (.97)    (.84)
 Distributions from Realized Capital Gains           (6.528)   (5.464)    (15.93)   (7.14)   (3.08)
---------------------------------------------------------------------------------------------------
  Total Distributions                                (7.483)   (6.494)    (17.00)   (8.11)   (3.92)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $ 94.35   $115.01    $123.04   $98.83   $97.32
===================================================================================================

TOTAL RETURN**                                      -11.65%    -1.11%     43.37%   10.57%   37.39%
===================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $13,506   $15,981    $17,242  $10,726   $9,884
 Ratio of Total Expenses to Average Net Assets        0.29%     0.31%      0.34%    0.41%    0.36%
 Ratio of Net Investment Income to Average Net Assets 0.86%     0.84%      1.03%    0.92%    1.13%
 Turnover Rate                                          25%       13%        21%      27%      11%
===================================================================================================
 *Includes increases from redemption fees of $0.04, $0.03, $0.01, $0.03, and $0.00.
**Total return figures do not reflect the 1% redemption fee on shares held for less than five years (or less than one year in the case of shares  purchased prior to April 19, 1999).

14

GENERAL INFORMATION

The Fund offers its shares to insurance companies that offer income annuity programs. Because of differences in tax treatment or other considerations, the interest of various contract owners participating in the Fund might at some time be in conflict. The Fund's board of trustees will monitor for any material conflicts and determine what action, if any, should be taken.
     If the board of trustees determines that continued offering of shares would be detrimental to the best interests of the Fund's shareholders, the Fund may suspend the offering of shares for a period of time. If the board of trustees determines that a specific purchase acceptance would be detrimental to the best interests of the Fund's shareholders, the Fund may reject such a purchase request.
     If you wish to redeem money from the Fund, please refer to the instructions provided in the accompanying prospectus of the insurance company that offers your annuity program. Shares of the Fund may be redeemed on any business day. The redemption price of shares will be at the next-determined net asset value per share. Redemption proceeds will be wired to the administrator for distribution to the contract owner generally on the day following receipt of the redemption request, but no later than seven business days. Contract owners will receive a check from the administrator for the redemption amount.
     The Fund may suspend the redemption right or postpone payment at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.
     The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your program. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice.
     If the board of trustees determines that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of readily marketable securities.
     For certain categories of investors, the Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. The brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or a broker's authorized designee, accepts the order. For these categories of investors, a contract owner's order will be priced at the Fund's NAV next computed after the order is accepted by an authorized broker or the broker's designee.




The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

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GLOSSARY OF INVESTMENT TERMS

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

COUNTRY RISK
The chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets.

CURRENCY RISK
The chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

INDUSTRY CONCENTRATION
Focusing on the securities of a specific industry (such as energy, precious metals, health care, or real estate).

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

SECURITIES
Stocks, bonds, money market instruments, and other investment vehicles.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                   [SHIP]
                                                   [THE VANGUARD GROUP (R) LOGO]
                                                   Post Office Box 2600
                                                   Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Health Care Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

VANGUARD ANNUITY AND INSURANCE SERVICES
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-522-5555

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

Fund's Investment Company Act
file number: 811-3916


(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

P052A 082003